ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 12.6%
Advertising - 0.2%
Omnicom Group, Inc.	2,289	$179,297
		$–
Cable & Satellite - 0.4%
Charter Communications, Inc. - Class A (a)	1,391	369,422

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	21,255	622,559
		$–
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A	18,834	4,009,947
Meta Platforms, Inc. - Class A	3,820	2,821,834
		6,831,781
Movies & Entertainment - 2.2%
Live Nation Entertainment, Inc. (a)	1,585	263,887
Netflix, Inc. (a)	1,413	1,707,257
		1,971,144
Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.	4,674	1,177,801
Total Communication Services		11,152,004

Consumer Discretionary - 11.0%
Apparel Retail - 0.6%
TJX Cos., Inc.	4,124	563,380
		$–
Automobile Manufacturers - 1.7%
Tesla, Inc. (a)	4,554	1,520,444

Broadline Retail - 5.3%
Amazon.com, Inc. (a)	16,585	3,797,965
eBay, Inc.	3,489	316,138
MercadoLibre, Inc. (a)	224	553,932
		4,668,035
Consumer Electronics - 0.6%
Garmin Ltd.	2,221	537,082

Hotels, Resorts & Cruise Lines - 0.6%
Booking Holdings, Inc.	94	526,311
		$–
Other Specialty Retail - 1.2%
Chewy, Inc. - Class A (a)	13,433	550,215
Ulta Beauty, Inc. (a)	1,064	524,265
		1,074,480

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Restaurants - 0.5%
Domino's Pizza, Inc.	1,016	$465,633

Specialized Consumer Services - 0.5%
H&R Block, Inc.	8,065	406,073
Total Consumer Discretionary		9,761,438

Consumer Staples - 5.1%
Consumer Staples Merchandise Retail - 2.4%
Costco Wholesale Corp.	2,090	1,971,539
Target Corp.	1,731	166,141
		2,137,680
Household Products - 0.4%
Colgate-Palmolive Co.	2,543	213,790
Kimberly-Clark Corp.	1,290	166,591
		380,381
Soft Drinks & Non-alcoholic Beverages - 0.9%
PepsiCo, Inc.	5,184	770,601

Tobacco - 1.4%
Altria Group, Inc.	4,946	332,421
Philip Morris International, Inc.	5,156	861,722
		1,194,143
Total Consumer Staples		4,482,805

Energy - 1.7%
Oil & Gas Exploration & Production - 1.3%
ConocoPhillips	6,343	627,767
EOG Resources, Inc.	4,344	542,218
		1,169,985
Oil & Gas Storage & Transportation - 0.4%
Cheniere Energy, Inc.	1,490	360,312
Total Energy		1,530,297

Financials - 6.6%
Financial Exchanges & Data - 0.5%
Coinbase Global, Inc. - Class A (a)	1,447	440,669

Investment Banking & Brokerage - 0.8%
Interactive Brokers Group, Inc. - Class A	11,933	742,710

Life & Health Insurance - 0.4%
Unum Group	5,222	364,809
		$–

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (a)	2,569	$1,292,156
		$–
Property & Casualty Insurance - 1.7%
Allstate Corp.	3,265	664,264
Progressive Corp.	3,372	833,087
		1,497,351
Regional Banks - 0.4%
Popular, Inc.	2,605	327,292

Transaction & Payment Processing Services - 1.3%
Visa, Inc. - Class A	3,271	1,150,672
Total Financials		5,815,659

Health Care - 6.6%
Biotechnology - 2.0%
Amgen, Inc.	2,485	714,959
Exelixis, Inc. (a)	9,339	349,466
Gilead Sciences, Inc.	6,526	737,242
		1,801,667
Health Care Distributors - 0.6%
Cencora, Inc.	1,687	491,946
		$–
Health Care Equipment - 1.5%
Intuitive Surgical, Inc. (a)	1,600	757,272
ResMed, Inc.	2,143	588,275
		1,345,547
Health Care Facilities - 1.0%
Tenet Healthcare Corp. (a)	2,776	511,700
Universal Health Services, Inc. - Class B	1,931	350,631
		862,331
Health Care Services - 0.4%
DaVita, Inc. (a)	2,350	323,736

Health Care Technology - 0.4%
Doximity, Inc. - Class A (a)	5,438	369,458
		$–
Pharmaceuticals - 0.7%
Eli Lilly & Co.	846	619,762
Total Health Care		5,814,447

Industrials - 6.6%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	339	253,331
		$–

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Building Products - 1.0%
Allegion PLC	1,387	$235,513
Carlisle Cos., Inc.	492	189,858
Trane Technologies PLC	1,049	435,964
		861,335
Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	512	360,131
EMCOR Group, Inc.	457	283,340
		643,471
Construction Machinery & Heavy Transportation Equipment - 1.2%
Caterpillar, Inc.	2,655	1,112,551
		$–
Data Processing & Outsourced Services - 0.2%
Genpact Ltd.	3,642	165,128

Diversified Support Services - 0.7%
Cintas Corp.	2,866	601,946
		$–
Electrical Components & Equipment - 0.3%
Vertiv Holdings Co. - Class A	2,420	308,671

Human Resource & Employment Services - 0.9%
Automatic Data Processing, Inc.	2,641	802,996
		$–
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	3,968	870,976

Trading Companies & Distributors - 0.3%
United Rentals, Inc.	271	259,168
Total Industrials		5,879,573

Information Technology - 44.6%(b)
Application Software - 4.2%
Adobe, Inc. (a)	1,794	639,920
Autodesk, Inc. (a)	1,339	421,383
Cadence Design Systems, Inc. (a)	1,646	576,808
Intuit, Inc.	1,107	738,369
Palantir Technologies, Inc. - Class A (a)	8,881	1,391,742
		3,768,222
Communications Equipment - 2.2%
Arista Networks, Inc. (a)	4,573	624,443
Cisco Systems, Inc.	13,167	909,708
Motorola Solutions, Inc.	956	451,672
		1,985,823

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Electronic Components - 0.8%
Amphenol Corp. - Class A	6,833	$743,840
		$–
IT Consulting & Other Services - 1.3%
Accenture PLC - Class A	1,902	494,463
International Business Machines Corp.	2,543	619,195
		1,113,658
Semiconductor Materials & Equipment - 2.7%
Applied Materials, Inc.	5,546	891,575
KLA Corp.	832	725,504
Lam Research Corp.	7,615	762,642
		2,379,721
Semiconductors - 15.4%
Broadcom, Inc.	11,748	3,493,738
Micron Technology, Inc.	5,078	604,333
Monolithic Power Systems, Inc.	487	407,015
NVIDIA Corp.	43,643	7,601,738
QUALCOMM, Inc.	4,770	766,682
Texas Instruments, Inc.	3,949	799,593
		13,673,099
Systems Software - 10.0%
Fortinet, Inc. (a)	4,309	339,420
Microsoft Corp.	13,278	6,727,830
Oracle Corp.	4,326	978,238
Palo Alto Networks, Inc. (a)	4,265	812,568
		8,858,056
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	27,080	6,286,351
NetApp, Inc.	3,072	346,491
Western Digital Corp.	5,158	414,394
		7,047,236
Total Information Technology		39,569,655

Materials - 1.6%
Gold - 0.4%
Anglogold Ashanti PLC	6,390	362,057
		$–
Industrial Gases - 1.0%
Linde PLC	1,804	862,835

Metal, Glass & Plastic Containers - 0.2%
Crown Holdings, Inc.	2,028	201,543
Total Materials		1,426,435

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Real Estate - 0.5%
Real Estate Services - 0.5%
CBRE Group, Inc. - Class A (a)	1,388	$225,023
Jones Lang LaSalle, Inc. (a)	729	222,760
Total Real Estate		447,783

Utilities - 2.2%
Electric Utilities - 1.0%
Constellation Energy Corp.	1,790	551,284
NRG Energy, Inc.	2,417	351,819
		903,103
Independent Power Producers & Energy Traders - 1.2%
AES Corp.	18,439	249,664
Talen Energy Corp. (a)	872	330,418
Vistra Corp.	2,273	429,847
		1,009,929
Total Utilities		1,913,032
TOTAL COMMON STOCKS (Cost $78,980,226)		87,793,128

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Real Estate - 0.6%
Other Specialized REITs - 0.3%
Lamar Advertising Co. - Class A	1,814	230,832

Telecom Tower REITs - 0.3%
American Tower Corp.	1,473	300,271
Total Real Estate		531,103
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $550,107)		531,103

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.22%(c)	247,684	247,684
TOTAL MONEY MARKET FUNDS (Cost $247,684)		247,684

TOTAL INVESTMENTS - 100.0% (Cost $79,778,017)		$88,571,915
Other Assets in Excess of Liabilities - 0.0% (d)		35,782
TOTAL NET ASSETS - 100.0%		$88,607,697

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA ETFs

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Astoria US Quality Growth Kings ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$87,793,128	$—	$—	$87,793,128
Real Estate Investment Trusts	531,103	—	—	531,103
Money Market Funds	247,684	—	—	247,684
Total Investments	$88,571,915	$—	$—	$88,571,915

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.